WARRANTS (Tables)	12 Months Ended
Jun. 30, 2018
Warrants Tables Abstract
Schedule of warrants

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Life Remaining (yrs)
Beginning of year, July 1, 2017	-	$-	-
Issued	6,650,000	0.54	1.37
Expired	-	-	-
End of year, June 30, 2018	6,650,000	$0.54	1.37

Fair value of warrants

Stock price	$0.10
Risk-free interest rate	1.41%
Expected life	2 years
Estimated volatility in the market price of the common shares	214%
Dividend yield	Nil

Stock price	$0.10
Risk-free interest rate	1.41%
Expected life	1.5 years
Estimated volatility in the market price of the common shares	155%
Dividend yield	Nil

Stock price	$0.10
Risk-free interest rate	1.41%
Expected life	1.5 years
Estimated volatility in the market price of the common shares	155%
Dividend yield	Nil

Stock price	$1.14
Risk-free interest rate	1.83%
Expected life	2 years
Estimated volatility in the market price of the common shares	173%
Dividend yield	Nil

Stock price	$1.14
Risk-free interest rate	1.83%
Expected life	2 years
Estimated volatility in the market price of the common shares	173%
Dividend yield	Nil

Stock price	$1.42
Risk-free interest rate	1.75%
Expected life	1.5 years
Estimated volatility in the market price of the common shares	129%
Dividend yield	Nil